SEMI-ANNUAL REPORT

OCTOBER 31, 2001

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2001

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2006

[THE AAL MUTUAL FUNDS LOGO]

[PHOTO OMITTED]

DEAR AAL MUTUAL FUND SHAREHOLDER:

We are pleased to provide you with The AAL U.S. Government Zero Coupon Target Funds Semi-Annual Report dated October 31, 2001. In addition to the Target Funds, which are no longer open to investors, we offer 16 other Funds in class A and B shares, with diverse investment objectives to help you build a better financial future. A listing of our Funds and the securities in which they invest is included below.

EQUITY FUNDS                          INDEX FUNDS
o The AAL Technology Stock Fund       o  The AAL Small Cap Index Fund II
o The AAL Aggressive Growth Fund      o  The AAL Mid Cap Index Fund II
o The AAL Small Cap Stock Fund        o  The AAL Large Company Index Fund II
o The AAL Small Cap Value Fund
o The AAL Mid Cap Stock Fund          FIXED-INCOME FUNDS
o The AAL International Fund          o  The AAL High Yield Bond Fund
o The AAL Capital Growth Fund         o  The AAL Municipal Bond Fund
o The AAL Equity Income Fund          o  The AAL Bond Fund
o The AAL Balanced Fund               o  The AAL Money Market Fund

To invest in any of these Funds, you can either use new dollars to purchase shares or exchange your current Target Fund shares for those of another Fund-at no additional sales charge. For more information about these Funds, contact your AAL representative to receive current prospectuses. You can also access Fund information 24 hours a day at our Web site, www.aalcmc.org, or through our automated telephone line at (800) 553-6319. By dialing this number, you can access and speak with a Mutual Fund Service Center representative. The service center representatives are available central time from 7 a.m. to 8 p.m. Monday through Thursday, 7 a.m. to 6 p.m. Fridays and 9 a.m. to 1 p.m. on Saturdays. Please read the prospectuses carefully before you invest or send money.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/Robert G. Same

Robert G. Same
President, AAL Capital Management Corporation

A Note About 2001 Capital Gains Distributions: The AAL U.S. Government Zero Coupon Target Fund Series 2001 will not be subject to a capital gain distribution. The AAL U.S. Government Zero Coupon Target Fund Series 2006 estimates paying a long-term capital gain distribution of $0.08 per share on December 28, 2001, to shareholders of record on December 27, 2001. This capital gain distribution is only an estimate, and may be higher or lower when paid.

THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND SERIES 2001 AND 2006

[PHOTO OMITTED]

Target 2001

The last six months has resulted in a dramatic reshaping of the U.S. Treasury yield curve. Rates on six-month Treasury Bills have declined over 2% since April 30, 2001. As a result, the Fund, which matures on November 15, 2001, has had returns very similar to that of a money market account. Over the last half-year, the Fund has produced a total return of 1.71%. This return is a result of the very short nature of the Fund and is in line with the return of The AAL Money Market Fund, which posted a return of 1.62% over the same timeframe.

Target 2006

The last six months was a very good period for the Fund. Five-year U.S. Treasury yields declined from 4.88% on April 30, 2001 to 3.47% by October 31, 2001. This significant decline in rates resulted in a total return for the Fund of 8.82%. The total return produced by owning five-year Treasuries was 8.20% over the same timeframe. The reason for the difference in returns is due to the zero coupon aspect of the securities in the Fund. A zero coupon security will do better than coupon-paying securities of the same maturity when rates are falling. Conversely, when rates are rising zero coupon securities will provide returns lower than securities that make scheduled interest payments.

/s/Alan D. Onstand

Alan D. Onstad
Portfolio Manager

                               $10,000 INVESTMENT
                                 INCLUDING 4.75%
                                  SALES CHARGE

            The AAL U.S. Government Zero      The AAL U.S. Government Zero
Date       Coupon Target Fund Series 2001    Coupon Target Fund Series 2006    Lehman Aggregate Bond Index

 11/14/90              9,523.81                            9,523.81                   10,000.00
 11/30/90              9,676.19                            9,733.33                   10,060.70
 12/31/90              9,894.55                           10,021.66                   10,217.65
  1/31/91              9,913.78                            9,915.87                   10,344.35
  2/28/91              9,904.17                            9,944.72                   10,432.27
  3/29/91              9,856.09                            9,887.01                   10,504.26
  4/30/91              9,856.09                            9,915.87                   10,617.70
  5/31/91              9,740.70                            9,704.28                   10,679.28
  6/28/91              9,586.85                            9,473.45                   10,673.94
  7/31/91              9,683.01                            9,579.25                   10,822.31
  8/30/91             10,000.32                            9,983.19                   11,056.07
  9/30/91             10,365.72                           10,406.37                   11,280.51
 10/31/91             10,317.64                           10,319.81                   11,405.73
 11/30/91             10,413.80                           10,310.19                   11,510.66
 12/31/91             11,868.69                           11,957.50                   11,852.53
  1/31/92             11,247.84                           11,270.64                   11,691.33
  2/28/92             11,216.80                           11,176.98                   11,767.40
  3/31/92             10,989.15                           11,000.07                   11,701.10
  4/30/92             10,978.80                           10,843.96                   11,785.53
  5/31/92             11,175.41                           11,218.61                   12,007.93
  6/30/92             11,413.40                           11,301.86                   12,173.16
  7/31/92             11,879.04                           11,978.31                   12,421.63
  8/31/92             11,972.17                           12,019.94                   12,547.36
  9/30/92             12,282.60                           12,311.33                   12,696.22
 10/30/92             11,848.00                           11,666.11                   12,527.79
 11/30/92             11,641.05                           11,697.33                   12,530.65
 12/31/92             12,702.84                           12,983.71                   12,729.92
  1/29/93             13,023.45                           13,328.91                   12,974.05
  2/26/93             13,532.01                           14,041.56                   13,200.99
  3/31/93             13,520.95                           13,919.08                   13,256.21
  4/30/93             13,543.06                           13,941.35                   13,348.41
  5/28/93             13,443.56                           13,907.94                   13,365.33
  6/30/93             13,896.84                           14,553.79                   13,607.52
  7/30/93             14,033.81                           15,025.08                   13,684.47
  8/31/93             14,421.18                           15,572.87                   13,924.48
  9/30/93             14,520.79                           15,762.92                   13,962.71
 10/29/93             14,498.66                           15,762.92                   14,014.82
 11/30/93             14,000.61                           14,958.01                   13,895.67
 12/31/93             14,861.31                           15,941.32                   13,970.98
  1/31/94             15,052.99                           16,373.19                   14,159.61
  2/28/94             14,362.96                           15,268.10                   13,913.61
  3/31/94             13,724.03                           14,251.92                   13,570.54
  4/29/94             13,468.47                           13,921.66                   13,462.18
  5/31/94             13,379.02                           13,832.75                   13,460.32
  6/30/94             13,225.68                           13,515.19                   13,430.54
  7/29/94             13,468.47                           13,959.77                   13,697.38
  8/31/94             13,353.46                           13,769.23                   13,714.29
  9/30/94             12,982.89                           13,108.72                   13,512.46
 10/31/94             12,803.99                           12,918.18                   13,500.35
 11/30/94             12,688.98                           12,956.29                   13,470.42
 12/30/94             13,580.66                           14,112.16                   13,563.56
  1/31/95             13,788.74                           14,431.63                   13,832.00
  2/28/95             14,260.38                           14,945.56                   14,160.83
  3/31/95             14,232.64                           14,959.45                   14,247.65
  4/28/95             14,385.23                           15,181.68                   14,446.74
  5/31/95             15,148.19                           16,542.90                   15,005.78
  6/30/95             15,217.55                           16,681.80                   15,115.77
  7/31/95             14,981.73                           16,237.32                   15,082.04
  8/31/95             15,106.57                           16,529.01                   15,263.93
  9/29/95             15,175.93                           16,779.03                   15,412.60
 10/31/95             15,384.01                           17,181.83                   15,612.96
 11/30/95             15,605.96                           17,626.31                   15,846.85
 12/29/95             16,679.50                           19,063.04                   16,069.34
  1/31/96             16,753.83                           18,958.46                   16,175.88
  2/29/96             16,248.39                           17,837.98                   15,894.74
  3/29/96             15,951.07                           17,389.79                   15,784.27
  4/30/96             15,683.48                           16,926.66                   15,695.56
  5/31/96             15,490.23                           16,672.69                   15,663.70
  6/28/96             15,638.89                           16,971.48                   15,874.07
  7/31/96             15,564.56                           16,851.96                   15,917.56
  8/30/96             15,445.63                           16,538.23                   15,890.98
  9/30/96             15,638.89                           16,941.60                   16,167.64
 10/31/96             15,965.94                           17,584.01                   16,525.91
 11/29/96             16,174.06                           18,106.90                   16,809.00
 12/31/96             16,828.07                           18,622.52                   16,652.68
  1/31/97             16,780.31                           18,413.45                   16,703.64
  2/28/97             16,684.79                           18,284.80                   16,745.06
  3/31/97             16,398.22                           17,721.95                   16,559.53
  4/30/97             16,525.58                           18,075.74                   16,807.59
  5/30/97             16,589.26                           18,156.15                   16,966.42
  6/30/97             16,652.95                           18,349.13                   17,167.81
  7/31/97             17,003.20                           19,281.86                   17,630.48
  8/29/97             16,748.47                           18,654.68                   17,480.27
  9/30/97             16,875.83                           19,040.64                   17,738.11
 10/31/97             17,035.04                           19,507.01                   17,995.49
 11/28/97             16,971.36                           19,507.01                   18,078.27
 12/31/97             18,041.22                           20,844.65                   18,260.13
  1/30/98             18,245.08                           21,222.40                   18,494.59
  2/27/98             18,092.19                           20,982.01                   18,480.72
  3/31/98             18,024.23                           20,878.99                   18,544.30
  4/30/98             18,024.23                           20,827.48                   18,641.10
  5/29/98             18,075.20                           21,119.37                   18,817.81
  6/30/98             18,092.19                           21,308.25                   18,977.39
  7/31/98             18,041.22                           21,170.88                   19,017.62
  8/31/98             18,347.01                           21,995.06                   19,327.23
  9/30/98             18,703.75                           23,042.44                   19,779.68
 10/30/98             18,652.79                           22,922.25                   19,675.24
 11/30/98             18,465.92                           22,596.01                   19,786.60
 12/31/98             19,497.42                           23,868.68                   19,846.16
  1/29/99             19,479.37                           23,777.51                   19,987.86
  2/26/99             19,172.47                           22,683.46                   19,638.88
  3/31/99             19,172.47                           22,628.75                   19,747.87
  4/30/99             19,118.31                           22,592.28                   19,810.47
  5/28/99             18,919.72                           21,899.38                   19,636.93
  6/30/99             18,847.51                           21,607.63                   19,574.29
  7/30/99             18,793.35                           21,352.35                   19,491.10
  8/31/99             18,721.14                           21,170.01                   19,481.16
  9/30/99             18,757.24                           21,279.42                   19,707.14
 10/29/99             18,703.08                           21,170.01                   19,779.86
 11/30/99             18,594.77                           20,969.43                   19,778.48
 12/31/99             19,684.15                           21,914.42                   19,683.14
  1/31/00             19,549.46                           21,679.63                   19,618.78
  2/29/00             19,568.70                           21,757.89                   19,855.97
  3/31/00             19,568.70                           22,227.49                   20,117.47
  4/28/00             19,549.46                           22,070.95                   20,060.14
  5/31/00             19,530.22                           22,031.82                   20,050.91
  6/30/00             19,607.19                           22,579.68                   20,467.97
  7/31/00             19,587.94                           22,540.55                   20,653.82
  8/31/00             19,568.70                           22,814.48                   20,953.30
  9/29/00             19,607.19                           22,971.01                   21,085.10
 10/31/00             19,549.46                           22,951.44                   21,224.47
 11/30/00             19,568.70                           23,460.17                   21,571.70
 12/29/00             20,853.13                           25,361.90                   21,971.86
  1/31/01             20,935.07                           25,528.34                   22,331.10
  2/28/01             20,914.58                           25,778.01                   22,525.60
  3/30/01             20,914.58                           25,944.45                   22,638.68
  4/30/01             20,894.10                           25,424.31                   22,544.73
  5/31/01             20,853.13                           25,195.45                   22,680.90
  6/29/01             20,813.49                           25,182.88                   22,766.40
  7/31/01             20,751.91                           25,767.55                   23,275.46
  8/31/01             20,690.34                           25,913.72                   23,542.20
  9/28/01             20,649.28                           26,561.04                   23,816.46
 10/31/01             21,696.47                           28,154.78                   24,314.94

                          AVERAGE ANNUAL TOTAL RETURNS*
                         (RETURNS REFLECT SALES CHARGE)

                                                                                          From        Inception
For the Periods Ended October 31, 2001             1-Year      5-Year       10-Year     Inception        Date
----------------------------------------------- ------------ ------------ ------------ ------------- --------------
The AAL U.S. Government Zero Coupon                 0.44%        4.28%        6.53%        7.32%     11/14/1990
Target Fund Series 2001
----------------------------------------------- ------------ ------------ ------------ ------------- --------------
----------------------------------------------- ------------ ------------ ------------ ------------- --------------
The AAL U.S. Government Zero Coupon                11.48%        7.74%        9.29%        9.90%     11/14/1990
Target Fund Series 2006
----------------------------------------------- ------------ ------------ ------------ ------------- --------------

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original costs.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2001

Investment Objective

The Funds seek high, relatively predictable investment returns from U.S. government securities over selected periods of time from two portfolios maturing in 2001 and 2006, assuming investors reinvest the dividends and capital gains distributed by the Funds.

The AAL U.S. Government Zero Coupon Target Fund Series 2001

--------------------------------------------------------------------------------------------------------------
Principal                                                   Yield to           Maturity               Market
AmountLong-Term Obligations (109.4%)                        Maturity             Date                  Value
--------------------------------------------------------------------------------------------------------------

               U.S. Zero Coupon(109.4%)
$1,176,000     U.S. Government Zero Coupon Bonds              5.790%          11/15/2001            $1,175,117
                                           -------------------------------------------------------------------
                                               TOTAL INVESTMENTS (109.4%)
                                               (amortized cost basis $1,173,065)                    1,175,117
                                               ---------------------------------------------------------------

                                               Other Assets, Less Liabilities (-9.4%)                (101,020)
                                               ---------------------------------------------------------------

                                               Net Assets (100.0%)                                  $1,074,097
                                               ---------------------------------------------------------------

The AAL U.S. Government Zero Coupon Target Fund Series 2006

--------------------------------------------------------------------------------------------------------------
Principal                                                   Yield to           Maturity               Market
AmountLong-Term Obligations (104.5%)                        Maturity             Date                  Value
--------------------------------------------------------------------------------------------------------------

               U.S. Zero Coupon(104.5%)
$2,063,000     U.S. Government Zero Coupon Bonds              6.250%          11/15/2006            $1,721,881
                                           -------------------------------------------------------------------
                                               TOTAL INVESTMENTS (104.5%)
                                               (amortized cost basis $1,390,470)                    1,721,881
                                               ---------------------------------------------------------------

                                               Other Assets, Less Liabilities (-4.5%)                 (73,882)
                                               ---------------------------------------------------------------

                                               Net Assets (100.0%)                                  $1,647,999
                                               ---------------------------------------------------------------

 The accompanying notes to the financial statements are an integral part of this schedule.

                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 31, 2001

                                                                The AAL                   The AAL
                                                            U.S. Government           U.S. Government
                                                          Zero Coupon Target        Zero Coupon Target
                                                           Fund Series 2001          Fund Series 2006
------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                             $1,173,065             $1,390,470
Investments at value                                             1,175,117              1,721,881

Cash                                                                 5,512                  8,416
Prepaid expenses                                                         -                  3,217
Receivable for investments sold                                        -                      -
Receivable fund shares sold                                               -                      -
------------------------------------------------------------------------------------------------------
    Total Assets                                                 1,180,629              1,733,514
======================================================================================================

Liabilities:
Payable for investments purchased                                      -                      -
Income distributions payable                                        60,550                 76,460
Payable for fund shares redeemed                                  39,174                      -
Payable to affiliate                                                   -                      -
Accrued expenses                                                     6,808                  9,055
------------------------------------------------------------------------------------------------------
    Total Liabilities                                              106,532                  85,515
======================================================================================================

Net Assets:
Trust Capital (beneficial interest)                              1,070,803              1,305,473
Accumulated undistributed net investment income                        309                    805
Accumulated undistributed net realized gain on investments             933                 10,310
Net unrealized appreciation on investments                           2,052                331,411
------------------------------------------------------------------------------------------------------
    Total Net Assets                                             1,074,097              1,647,999
======================================================================================================

Total Liabilities & Capital                                     $1,180,629             $1,733,514
======================================================================================================

Class A share capital                                           $1,074,097             $1,647,999
Shares of beneficial interest outstanding                          107,248                127,861
Net asset value per share                                           $10.02                 $12.89
Maximum public offering price                                       $10.52                 $13.53

 The accompanying notes to the financial statements are an integral part of this schedule.

                         Unaudited Financial Statements

                           STATEMENT OF OPERATIONS
                             AS OF OCTOBER 31, 2001

                                                                         The AAL                   The AAL
                                                                     U.S. Government           U.S. Government
                                                                   Zero Coupon Target        Zero Coupon Target
                                                                     Fund Series 2001         Fund Series 2006
---------------------------------------------------------------------------------------------------------------
Investment Income
 Taxable interest                                                           $47,349                $54,432
---------------------------------------------------------------------------------------------------------------
     Total Investment Income                                                 47,349                 54,432
===============================================================================================================

Expenses
Adviser fees                                                                    -                      -
Administrative service and pricing fees                                         535                    535
Audit and legal fees                                                            703                  4,467
Custody fees                                                                    325                    309
Printing and postage expense Class A                                            311                    497
SEC and state registration expense                                            4,118                  1,631
Transfer Agent fees Class A                                                   1,201                  1,173
Trustees fees and expenses                                                       30                     29
Other expenses                                                                   33                     33
---------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                                      7,256                   8,674
===============================================================================================================

     Less Reimbursement from Adviser                                           (937)                  (622)
===============================================================================================================

     Total Net Expenses                                                       6,319                  8,052
===============================================================================================================

Net Investment Income                                                        41,030                 46,380
===============================================================================================================

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments                                               932                  9,839
Change in net unrealized appreciation/(depreciation) on investments        (21,476)                 80,849
---------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on Investments                 (20,544)                90,688
===============================================================================================================

Net Increase in Net Assets From Operations                                  $20,486                $137,068
===============================================================================================================

 The accompanying notes to the financial statements are an integral part of this schedule.

                          Unaudited Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                             AS OF OCTOBER 31, 2001

                                                          The AAL U.S. Government        The AAL U.S. Government
                                                          Zero Coupon Target Fund        Zero Coupon Target Fund
                                                                Series 2001                    Series 2006

                                                         Six Months         Year          Six Months       Year
                                                            Ended           Ended            Ended         Ended
                                                         10/31/2001       4/30/2001       10/31/2001     4/30/2001
--------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                      $41,030        $88,323           $46,380       $92,549
Net realized gains on investments                              932          3,122             9,839         8,409
Change in net unrealized appreciation/depreciation
on investments                                            (21,476)           4,531           80,849       119,354
--------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
from Operations                                             20,486         95,976           137,068       220,312
====================================================================================================================

Distributions to Shareholders
From net investment income                                (41,030)        (88,323)         (46,380)       (92,549)
From net realized gains                                    (2,577)         (1,502)          (5,701)        (6,460)
--------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                       (43,607)        (89,825)         (52,081)       (99,009)
====================================================================================================================

Trust Share Transactions
Purchases of trust shares                                        -            -                   -            -
Income dividends reinvested                                    361         86,560                 -        90,796
Capital gains distributions reinvested                       2,547          1,477             5,698         6,409
Redemption of trust shares                              (199,466)        (228,372)         (54,859)       (73,828)
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Trust Capital                 (196,558)       (140,335)         (49,161)        23,377
====================================================================================================================

Net Increase (Decrease) in Net Assets                    (219,679)       (134,184)           35,826        144,680
====================================================================================================================

Net Assets Beginning of Period                           1,293,776       1,427,960       1,612,173      1,467,493
====================================================================================================================

Net Assets End of Period                                 1,074,097     $1,293,776        1,647,999      1,612,173
====================================================================================================================

Accumulated Undistributed Net Investment Income               $309           $309              $805          $805
====================================================================================================================

 The accompanying notes to the financial statements are an integral part of this schedule.

                         Unaudited Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF OCTOBER 31, 2001

A: Organization

The AAL Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987 and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Technology Stock Fund, The AAL Aggressive Growth Fund, The AAL Small Cap Stock Fund, The AAL Small Cap Index Fund II, The AAL Small Cap Value Fund, The AAL Mid Cap Stock Fund, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II, The AAL International Fund, The AAL Capital Growth Fund, The AAL Large Company Index Fund, The AAL Large Company Index Fund II, The AAL Equity Income Fund, The AAL Balanced Fund, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund, The AAL Money Market Fund, The AAL Bond Index Fund, and The AAL U.S. Government Zero Coupon Target Funds 2001 and 2006. The 21 AAL Mutual Funds are collectively referred to as the “Funds.”

On November 14 ,1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares of existing shareholders.

B: Significant Accounting Policies

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distribution to Shareholders-Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other-For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

C: Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the “Adviser”) under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995 the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the “Sub-Adviser”). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995 the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Each Trustee who is not affiliated with AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Trustees not participating in the above plan received $6 in fees for the six-months ending October 31, 2001, from the Target Funds. No remuneration has been paid by the trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

D. Security Transactions

During the six months ended October 31, 2001, and the year ended April 30, 2001, purchases and sales of securities other than short-term obligations were as follows:

                          Purchases                              Sales
                 10/31/2001     4/30/2001             10/31/2001     4/30/2001
--------------------------------------------------------------------------------
Series 2001         $--           $--                   $184,091      $238,604
Series 2006          --            --                     73,698        82,158

All purchases and sales of The U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at October 31, 2001, and April 30, 2001 were as follows:

                                 October 31, 2001                                  April 30, 2001
                                                       Net                                               Net
                                                   Unrealized                                        Unrealized
                  Appreciation   (Depreciation)   Appreciation      Appreciation   (Depreciation)   Appreciation
------------------------------------------------------------------------------------------------------------------------
  Series 2001        $2,052           $--             $2,052           $23,528           $--          $23,528
  Series 2006       331,411            --            331,411           250,562           --           250,562

E:  Trust Transactions

Transactions in trust shares for the six months ended October 31, 2001, and year ended April 30, 2001, were as follows:

                                                             Series 2001                      Series 2006
                                                      10/31/2001     4/30/2001          10/31/2001    4/30/2001
------------------------------------------------------------------------------------------------------------------------
     Shares purchased                                       --            --                 --           --
     Income dividends reinvested                            --         8,506                 --        7,452
     Capital gains reinvested                              251           145                469          530
     Shares redeemed                                   (19,815)      (22,379)            (4,513)      (6,266)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) of Trust Shares           (19,564)      (13,728)            (4,044)       1,716
========================================================================================================================

                         Unaudited Financial Statements

                              FINANCIAL HIGHLIGHTS
                              PER SHARE INFORMATION

Target Series 2001

                                                       Six Months      Year        Year       Year        Year
                                                          Ended        Ended      Ended       Ended       Ended
                                                       10/31/2001    4/30/2001   4/30/2000  4/30/1999   4/30/1998
-----------------------------------------------------------------------------------------------------------------------

Net asset value: Beginning of period                     $10.20      $10.16      $10.59      $10.61      $10.38

Income from Investment Operations
Net investment income                                      0.33        0.65        0.65        0.64        0.63
Net realized and unrealized gain (loss) on Investments     0.34        0.05       (0.40)       0.02        0.30
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           0.67        0.70        0.25        0.66        0.93
=======================================================================================================================

Distributions from:
Net investment income                                     (0.33)      (0.65)      (0.65)      (0.64)      (0.63)
Net realized capital gains                                (0.02)      (0.01)      (0.03)      (0.04)      (0.07)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.35)      (0.66)      (0.68)      (0.68)      (0.70)
=======================================================================================================================

Net increase (decrease) in net asset value                 0.32        0.04       (0.43)      (0.02)       0.23
Net asset value: end of period                           $10.52      $10.20      $10.16      $10.59      $10.61
=======================================================================================================================

Total return (c)                                           1.71%       7.05%       2.38%       6.23%       9.17%
Net assets: end of period (in thousands)                  $1,074      $1,294      $1,428      $1,546      $1,525
Ratio of expenses to average net assets (a)                1.00%       0.98%       1.00%       1.00%       0.77%
Ratio of net investment income to average net assets (b)   6.49%       6.39%       6.20%       5.88%       6.16%
Portfolio turnover rate                                    0.00%       0.00%       0.00%       0.00%       0.00%
=======================================================================================================================

(a) Computed after giving effect to adviser's expense
limitation undertaking. If the Funds had paid all of
their expenses, the ratio would have been as follows:      1.15%      1.18%        1.02%       1.00%       0.84%
(b) If the Funds had paid all of their expenses, the ratio
of net investment income to average assets would
have been as follows:                                      6.38%      6.18%        6.18%       5.88%       6.10%
(c) Total return calculations are based on the net amount invested since the beginning of the fund's fiscal year   (May 1), and
assume the reinvestment of all distributions.  Periods of less than one year are not annualized.

                         Unaudited Financial Statements

                         FINANCIAL HIGHLIGHTS--CONTINUED
                              PER SHARE INFORMATION

Target Series 2006

                                                       Six Months      Year        Year       Year        Year
                                                          Ended        Ended      Ended       Ended       Ended
                                                       10/31/2001    4/30/2001   4/30/2000  4/30/1999   4/30/1998
---------------------------------------------------------------------------------------------------------------------

Net asset value: Beginning of period                     $12.22      $11.27      $12.39      $12.13      $11.24

Income from Investment Operations
Net investment income                                      0.36        0.72        0.72        0.71        0.70
Net realized and unrealized gain (loss) on Investments     0.71        1.00       (1.02)       0.36        1.00
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           1.07        1.72       (0.30)       1.07        1.70
=====================================================================================================================

Distributions from:
Net investment income                                     (0.36)      (0.72)      (0.72)      (0.71)      (0.70)
Net realized capital gains                                (0.04)      (0.05)      (0.10)      (0.10)      (0.11)
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.40)      (0.77)      (0.82)      (0.81)      (0.81)
=====================================================================================================================

Net increase (decrease) in net asset value                 0.67        0.95       (1.12)       0.26        0.89
Net asset value: end of period                           $12.89      $12.22      $11.27      $12.39      $12.13
=====================================================================================================================

Total return                                               8.82%      15.28%      (2.29%)      8.69%      15.30%
Net assets: end of period (in thousands)                  $1,648      $1,612      $1,467      $1,575      $1,616
Ratio of expenses to average net assets (a)                1.00%       0.99%       0.98%       0.97%       0.82%
Ratio of net investment income to average net assets (b)   5.78%       6.02%       6.21%       5.51%       6.03%
Portfolio turnover rate                                    0.00%       0.00%       0.00%       0.00%       0.00%
=====================================================================================================================

(a)  Computed after giving effect to adviser's expense
     limitation undertaking.  If the Funds had paid all of
     their expenses, the ratio would have been as follows: 1.08%       1.07%       0.98%       0.97%       0.90%
(b)  If the Funds had paid all of their expenses, the ratio
     of net investment income to average assets would
     have been as follows:                                 5.70%       5.95%       6.21%       5.51%       5.96%
(c)  Total return calculations are based on the net amount invested since the beginning of the fund's fiscal year   (May 1), and
     assume the reinvestment of all distributions.  Periods of less than one year are not annualized.

                         Unaudited Financial Statements

BOARD OF TRUSTEES
John O. Gilbert-Chairman of the Board
F. Gregory Campbell
Woodrow E. Eno
Richard L. Gady
Edward W. Smeds
Lawrence M. Woods

OFFICERS
Robert G. Same-President
James H. Abitz-Vice-President
Woodrow E. Eno-Vice-President
Charles D. Gariboldi-Treasurer

INVESTMENT ADVISER & DISTRIBUTOR
AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

CUSTODIAN
Citibank, N.A.
111 Wall Street
New York, NY 10043

TRANSFER AGENT & DISBURSING AGENT
PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANT
PricewaterhouseCoopers LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202

[THE AAL MUTUAL FUNDS LOGO]

C-50176SAR 11-01